United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: March 31, 2009

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       May 6, 2009
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____77_______

Form 13F Information Table Value Total: $___78,120_____
                                          (thousands)

Johnston Lemon Asset Management, Inc.
13F FILING FOR SEC
Master Portfolio Group
31-Mar-09

COLUMN 1			COLUMN 2	COLUMN 3

NAME OF ISSUER			TITLE OF CLASS	CUSIP
3M Company			COMMON STOCK	88579Y101
Abbott Labs			COMMON STOCK	002824100
Air Products & Chemicals	COMMON STOCK	009158106
Allstate			COMMON STOCK	020002101
Altria Group			COMMON STOCK	02209S103
American Express		COMMON STOCK	025816109
AT&T				COMMON STOCK	00206R102
Aura Systems			COMMON STOCK	051526200
Automatic Data Processing	COMMON STOCK	053015103
Bank of America			COMMON STOCK	060505104
Berkshire Hathaway		COMMON STOCK	084670108
Biotechnology Index Fund	ETFs		464287556
Blackrock Debt Strategies Fund	ETFs		09255R103
Boeing				COMMON STOCK	097023105
Bristol Myers Squibb		COMMON STOCK	110122108
Castle Brands			COMMON STOCK	148435100
Caterpillar			COMMON STOCK	149123101
Chevron Texaco			COMMON STOCK	166764100
Cisco Systems			COMMON STOCK	17275R102
Coca Cola			COMMON STOCK	191216100
Colgate-Palmolive Co		COMMON STOCK	194162103
Comcast Cl A			COMMON STOCK	20030N101
ConocoPhilips			COMMON STOCK	20825C104
CVS				COMMON STOCK	126650100
Devon Energy 			COMMON STOCK	25179M103
Disney, Walt			COMMON STOCK	254687106
Dominion Resources		COMMON STOCK	25746U109
Duke Energy			COMMON STOCK	26441C105
Eli Lilly			COMMON STOCK	532457108
EMC				COMMON STOCK	268648102
Emerson Electric		COMMON STOCK	291011104
Exelon				COMMON STOCK	30161N101
Exiqon As Vedbaek 		COMMON STOCK	K34899102
Exxon Mobil			COMMON STOCK	30231G102
General Electric		COMMON STOCK	369604103
Google				COMMON STOCK	38259P508
GTSI				COMMON STOCK	36238K103
Honeywell			COMMON STOCK	438516106
Host Hotels & Resorts		COMMON STOCK	44107P104
Illinois Tool Works		COMMON STOCK	452308109
International Business Machine	COMMON STOCK	459200101
iShares Goldman Sachs Semicond	ETFs		464287523
iShares High Yield Corporate B	ETFs		464288513
iShares Lehman TIP Bond Fund	ETFs		464287176
iShares MSCI EAFE Index fund	ETFs		464287465
iShares MSCI Emerging Markets 	ETFs		464287234
iShares MSCI Japan Index	ETFs		464286848
iShares S&P 500 Index		ETFs		464287200
iShares Trust Dow Jones US Tec	ETFs		464287721
Johnson & Johnson		COMMON STOCK	478160104
JP Morgan Chase			COMMON STOCK	46625H100
Kimberly-Clark			COMMON STOCK	494368103
Lincoln National		COMMON STOCK	534187109
Marathon Oil			COMMON STOCK	565849106
Microsoft 			COMMON STOCK	594918104
mPhase Technologies, Inc.	COMMON STOCK	62472C102
Nike				COMMON STOCK	654106103
Occidental Petroleum 		COMMON STOCK	674599105
Omnicom Group			COMMON STOCK	681919106
Pepsico				COMMON STOCK	713448108
Philip Morris International	COMMON STOCK	718172109
Procter & Gamble		COMMON STOCK	742718109
Raytheon			COMMON STOCK	755111507
S&P 400 Midcap Index Trust	ETFs		595635103
S&P Technology Sector SPDR	ETFs		81369Y803
Sandy Spring Bancorp		COMMON STOCK	800363103
Schlumberger			COMMON STOCK	806857108
Seagate Technology		COMMON STOCK	G7945J104
St. Jude Medical		COMMON STOCK	790849103
SunTrust Banks			COMMON STOCK	867914103
Texas Instruments		COMMON STOCK	882508104
United Parcel Service		COMMON STOCK	911312106
United Technologies		COMMON STOCK	913017109
Unitedhealth Group 		COMMON STOCK	91324P102
Verizon				COMMON STOCK	92343V104
Wal Mart Stores			COMMON STOCK	931142103
Wells Fargo			COMMON STOCK	949746101


COLUMN 1			COLUMN 4  COLUMN 5     COLUMN 6
				VALUE		      INVESTMENT
NAME OF ISSUER	 		(X$1000)  SHARES      DISCRETION
3M Company	 		1,503 	  30,220 	SOLE
Abbott Labs	 		1,539 	  32,270 	SOLE
Air Products & Chemicals	1,641 	  29,180 	SOLE
Allstate	 		510 	  26,610 	SOLE
Altria Group	 		237 	  14,785 	SOLE
American Express	 	402 	  29,500 	SOLE
AT&T	 			1,047 	  41,531 	SOLE
Aura Systems	 		10 	  10,000 	SOLE
Automatic Data Processing	1,152 	  32,768 	SOLE
Bank of America	 		173 	  25,379 	SOLE
Berkshire Hathaway	 	1,301 	  15 	        SOLE
Biotechnology Index Fund	1,381 	  20,810 	SOLE
Blackrock Debt Strategies Fund	125 	  62,000 	SOLE
Boeing	 			291 	  8,184 	SOLE
Bristol Myers Squibb	 	211 	  9,638 	SOLE
Castle Brands	 		2 	  11,700 	SOLE
Caterpillar	 		232 	  8,300 	SOLE
Chevron Texaco	 		2,778 	  41,316 	SOLE
Cisco Systems	 		357 	  21,300 	SOLE
Coca Cola	 		1,160 	  26,401 	SOLE
Colgate-Palmolive Co	 	700 	  11,875 	SOLE
Comcast Cl A	 		190 	  13,950 	SOLE
ConocoPhilips	 		1,534 	  39,185 	SOLE
CVS	 			388 	  14,125 	SOLE
Devon Energy 	 		868 	  19,425 	SOLE
Disney, Walt	 		1,013 	  55,790 	SOLE
Dominion Resources	 	432 	  13,950 	SOLE
Duke Energy	 		380 	  26,532 	SOLE
Eli Lilly	 		1,207 	  36,125 	SOLE
EMC	 			485 	  42,550 	SOLE
Emerson Electric	 	1,218 	  42,630 	SOLE
Exelon	 			1,180 	  26,000 	SOLE
Exiqon As Vedbaek 	 	89 	  38,000 	SOLE
Exxon Mobil	 		2,825 	  41,476 	SOLE
General Electric	 	1,070 	  105,794 	SOLE
Google	 			355 	  1,020 	SOLE
GTSI	 			39 	  10,000 	SOLE
Honeywell	 		1,031 	  37,011 	SOLE
Host Hotels & Resorts	 	100 	  25,400 	SOLE
Illinois Tool Works	 	317 	  10,269 	SOLE
International Business Machine	2,204 	  22,749 	SOLE
iShares Goldman Sachs Semicond	361 	  11,600 	SOLE
iShares High Yield Corporate B	1,418 	  20,910 	SOLE
iShares Lehman TIP Bond Fund	3,853 	  37,500 	SOLE
iShares MSCI EAFE Index fund	2,168 	  57,680 	SOLE
iShares MSCI Emerging Markets 	618 	  24,910 	SOLE
iShares MSCI Japan Index	484 	  61,310 	SOLE
iShares S&P 500 Index	 	859 	  10,790 	SOLE
iShares Trust Dow Jones US Tec	1,820 	  49,140 	SOLE
Johnson & Johnson	 	2,859 	  54,360 	SOLE
JP Morgan Chase	 		1,664 	  62,602 	SOLE
Kimberly-Clark	 		514 	  11,150 	SOLE
Lincoln National	 	117 	  17,420 	SOLE
Marathon Oil	 		654 	  24,870 	SOLE
Microsoft 	 		1,599 	  87,023 	SOLE
mPhase Technologies, Inc.	1 	  70,000 	SOLE
Nike	 			847 	  18,070 	SOLE
Occidental Petroleum 	 	465 	  8,364 	SOLE
Omnicom Group	 		464 	  19,830 	SOLE
Pepsico	 			1,364 	  26,488 	SOLE
Philip Morris International	611 	  17,165 	SOLE
Procter & Gamble	 	1,984 	  42,130 	SOLE
Raytheon	 		407 	  10,447 	SOLE
S&P 400 Midcap Index Trust	651 	  7,350 	SOLE
S&P Technology Sector SPDR	582 	  37,250 	SOLE
Sandy Spring Bancorp	 	150 	  13,481 	SOLE
Schlumberger	 		1,104 	  27,180 	SOLE
Seagate Technology	 	79 	  13,150 	SOLE
St. Jude Medical	 	903 	  24,850 	SOLE
SunTrust Banks	 		6,690 	  569,830 	SOLE
Texas Instruments	 	693 	  41,960 	SOLE
United Parcel Service	 	345 	  7,005 	SOLE
United Technologies	 	2,114 	  49,190 	SOLE
Unitedhealth Group 	 	2,366 	  113,034 	SOLE
Verizon	 			1,980 	  65,576 	SOLE
Wal Mart Stores	 		995 	  19,100 	SOLE
Wells Fargo	 		660 	  46,380 	SOLE


COLUMN 1			COLUMN 7	 COLUMN 8
				OTHER	 	VOTING AUTHORITY
NAME OF ISSUER			MANAGERS 	SOLE   SHARED    NONE
3M Company			NONE	 	29,720   -   	 500
Abbott Labs			NONE	 	31,270 	 -   	 1,000
Air Products & Chemicals	NONE	 	28,030 	 -   	 1,150
Allstate			NONE	 	26,160 	 -   	 450
Altria Group			NONE	 	14,685 	 -   	 100
American Express		NONE	 	28,350 	 -   	 1,150
AT&T				NONE	 	39,631 	 -   	 1,900
Aura Systems			NONE	 	10,000 	 -   	 -
Automatic Data Processing	NONE	 	32,118 	 -   	 650
Bank of America			NONE	 	24,879 	 -   	 500
Berkshire Hathaway		NONE	 	1 	 -   	 14
Biotechnology Index Fund	NONE	 	20,460 	 -   	 350
Blackrock Debt Strategies Fund	NONE	 	62,000 	 -   	 -
Boeing				NONE	 	7,984 	 -   	 200
Bristol Myers Squibb		NONE	 	9,638 	 -   	 -
Castle Brands			NONE	 	-   	 -   	 11,700
Caterpillar			NONE	 	8,300 	 -   	 -
Chevron Texaco			NONE	 	37,657 	 -   	 3,659
Cisco Systems			NONE	 	20,900 	 -   	 400
Coca Cola			NONE	 	25,901 	 -   	 500
Colgate-Palmolive Co		NONE	 	11,575 	 -   	 300
Comcast Cl A			NONE	 	13,950 	 -   	 -
ConocoPhilips			NONE	 	38,685 	 -   	 500
CVS				NONE	 	13,775 	 -   	 350
Devon Energy 			NONE	 	19,125 	 -   	 300
Disney, Walt			NONE	 	54,290 	 -   	 1,500
Dominion Resources		NONE	 	12,350 	 -   	 1,600
Duke Energy			NONE	 	24,208 	 -   	 2,324
Eli Lilly			NONE	 	35,525 	 -   	 600
EMC				NONE	 	40,550 	 -   	 2,000
Emerson Electric		NONE	 	39,530 	 -   	 3,100
Exelon				NONE	 	25,000 	 -   	 1,000
Exiqon As Vedbaek 		NONE	 	-   	 -   	 38,000
Exxon Mobil			NONE	 	37,176 	 -   	 4,300
General Electric		NONE	 	89,194 	 -   	 16,600
Google				NONE	 	770 	 -   	 250
GTSI				NONE	 	10,000 	 -   	 -
Honeywell			NONE	 	35,811 	 -   	 1,200
Host Hotels & Resorts		NONE	 	1,500 	 -   	 23,900
Illinois Tool Works		NONE	 	10,269 	 -   	 -
International Business Machine	NONE	 	21,149 	 -   	 1,600
iShares Goldman Sachs Semicond	NONE	 	11,200 	 -   	 400
iShares High Yield Corporate B	NONE	 	20,910 	 -   	 -
iShares Lehman TIP Bond Fund	NONE		36,200 	 -   	 1,300
iShares MSCI EAFE Index fund	NONE	 	56,280 	 -   	 1,400
iShares MSCI Emerging Markets 	NONE	 	24,410 	 -   	 500
iShares MSCI Japan Index	NONE	 	59,410 	 -   	 1,900
iShares S&P 500 Index		NONE	 	10,790 	 -   	 -
iShares Trust Dow Jones US Tec	NONE	 	48,540 	 -   	 600
Johnson & Johnson		NONE	 	51,260 	 -   	 3,100
JP Morgan Chase			NONE	 	61,452 	 -   	 1,150
Kimberly-Clark			NONE	 	10,950 	 -   	 200
Lincoln National		NONE	 	16,770 	 -   	 650
Marathon Oil			NONE	 	23,870 	 -   	 1,000
Microsoft 			NONE	 	82,273 	 -   	 4,750
mPhase Technologies, Inc.	NONE	 	-   	 -   	 70,000
Nike				NONE	 	17,820 	 -   	 250
Occidental Petroleum 		NONE		8,364 	 -   	 -
Omnicom Group			NONE	 	19,830 	 -   	 -
Pepsico				NONE	 	25,988 	 -   	 500
Philip Morris International	NONE	 	16,765 	 -   	 400
Procter & Gamble		NONE	 	40,230 	 -   	 1,900
Raytheon			NONE	 	9,447 	 -   	 1,000
S&P 400 Midcap Index Trust	NONE	 	6,850 	 -   	 500
S&P Technology Sector SPDR	NONE	 	35,750 	 -   	 1,500
Sandy Spring Bancorp		NONE	 	13,481 	 -   	 -
Schlumberger			NONE	 	25,230 	 -   	 1,950
Seagate Technology		NONE	 	13,150 	 -   	 -
St. Jude Medical		NONE	 	24,750 	 -   	 100
SunTrust Banks			NONE	 	569,830  -   	 -
Texas Instruments		NONE	 	41,360 	 -   	 600
United Parcel Service		NONE	 	7,005 	 -   	 -
United Technologies		NONE	 	47,490 	 -   	 1,700
Unitedhealth Group 		NONE	 	110,084  -   	 2,950
Verizon				NONE	 	63,478 	 -   	 2,098
Wal Mart Stores			NONE	 	18,300 	 -   	 800
Wells Fargo			NONE	 	44,680 	 -   	 1,700